FINANCING AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of assets based on categories
The following tables summarize assets and liabilities based on their categories.

	December 31, 2017
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Loan and receivables	Liabilities at amortized cost	Fair value recognized in profit or loss	Available-for-sale assets	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	2,574	—	2,574	—	—	—	—
Restricted cash	212	—	212	—	—	—	—
Trade accounts receivable and other	3,863	—	3,863	—	—	—	—
Inventories	17,986	17,986	—	—	—	—	—
Prepaid expenses and other current assets	1,931	1,270	574	—	—	—	87
Assets held for sale	179	179	—	—	—	—	—
Total current assets	26,745	19,435	7,223	—	—	—	87

Non-current assets:
Goodwill and intangible assets	5,737	5,737	—	—	—	—	—
Property, plant and equipment and biological assets	36,971	36,935	—	—	36	—	—
Investments in associates and joint ventures	5,084	5,084	—	—	—	—	—
Other investments	1,471	—	—	—	—	1,471	—
Deferred tax assets	7,055	7,055	—	—	—	—	—
Other assets	2,234	411	834	—	—	—	989
Total non-current assets	58,552	55,222	834	—	36	1,471	989
Total assets	85,297	74,657	8,057	—	36	1,471	1,076

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,785	—	—	2,785	—	—	—
Trade accounts payable and other	13,428	—	—	13,428	—	—	—
Short-term provisions	410	394	—	16	—	—	—
Accrued expenses and other liabilities	4,505	1,080	—	3,100	—	—	325
Income tax liabilities	232	232	—	—	—	—	—
Liabilities held for sale	50	50	—	—	—	—	—
Total current liabilities	21,410	1,756	—	19,329	—	—	325

Non-current liabilities:
Long-term debt, net of current portion	10,143	—	—	10,143	—	—	—
Deferred tax liabilities	2,684	2,684	—	—	—	—	—
Deferred employee benefits	7,630	7,630	—	—	—	—	—
Long-term provisions	1,612	1,612	—	—	—	—	—
Other long-term obligations	963	204	—	415	—	—	344
Total non-current liabilities	23,032	12,130	—	10,558	—	—	344

Equity:
Equity attributable to the equity holders of the parent	38,789	38,789	—	—	—	—	—
Non-controlling interests	2,066	2,066	—	—	—	—	—
Total equity	40,855	40,855	—	—	—	—	—
Total liabilities and equity	85,297	54,741	—	29,887	—	—	669

	December 31, 2016
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Loan and receivables	Liabilities at amortized cost	Fair value recognized in profit or loss	Available-for-sale assets	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	2,501	—	2,501	—	—	—	—
Restricted cash	114	—	114	—	—	—	—
Trade accounts receivable and other	2,974	—	2,974	—	—	—	—
Inventories	14,734	14,734	—	—	—	—	—
Prepaid expenses and other current assets	1,665	967	455	—	—	—	243
Assets held for sale	259	259	—	—	—	—	—
Total current assets	22,247	15,960	6,044	—	—	—	243

Non-current assets:
Goodwill and intangible assets	5,651	5,651	—	—	—	—	—
Property, plant and equipment and biological assets	34,831	34,782	—	—	49	—	—
Investments in associates and joint ventures	4,297	4,297	—	—	—	—	—
Other investments	926	—	—	—	—	926	—
Deferred tax assets	5,837	5,837	—	—	—	—	—
Other assets	1,353	408	756	—	—	—	189
Total non-current assets	52,895	50,975	756	—	49	926	189
Total assets	75,142	66,935	6,800	—	49	926	432

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	1,885	—	—	1,885	—	—	—
Trade accounts payable and other	11,633	—	—	11,633	—	—	—
Short-term provisions	426	410	—	16	—	—	—
Accrued expenses and other liabilities	3,943	880	—	2,837	—	—	226
Income tax liabilities	133	133	—	—	—	—	—
Liabilities held for sale	95	95	—	—	—	—	—
Total current liabilities	18,115	1,518	—	16,371	—	—	226

Non-current liabilities:
Long-term debt, net of current portion	11,789	—	—	11,789	—	—	—
Deferred tax liabilities	2,529	2,529	—	—	—	—	—
Deferred employee benefits	8,297	8,297	—	—	—	—	—
Long-term provisions	1,521	1,518	—	3	—	—	—
Other long-term obligations	566	186	—	310	—	—	70
Total non-current liabilities	24,702	12,530	—	12,102	—	—	70

Equity:
Equity attributable to the equity holders of the parent	30,135	30,135	—	—	—	—	—
Non-controlling interests	2,190	2,190	—	—	—	—	—
Total equity	32,325	32,325	—	—	—	—	—
Total liabilities and equity	75,142	46,373	—	28,473	—	—	296

Disclosure of liabilities based on categories
The following tables summarize assets and liabilities based on their categories.

	December 31, 2017
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Loan and receivables	Liabilities at amortized cost	Fair value recognized in profit or loss	Available-for-sale assets	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	2,574	—	2,574	—	—	—	—
Restricted cash	212	—	212	—	—	—	—
Trade accounts receivable and other	3,863	—	3,863	—	—	—	—
Inventories	17,986	17,986	—	—	—	—	—
Prepaid expenses and other current assets	1,931	1,270	574	—	—	—	87
Assets held for sale	179	179	—	—	—	—	—
Total current assets	26,745	19,435	7,223	—	—	—	87

Non-current assets:
Goodwill and intangible assets	5,737	5,737	—	—	—	—	—
Property, plant and equipment and biological assets	36,971	36,935	—	—	36	—	—
Investments in associates and joint ventures	5,084	5,084	—	—	—	—	—
Other investments	1,471	—	—	—	—	1,471	—
Deferred tax assets	7,055	7,055	—	—	—	—	—
Other assets	2,234	411	834	—	—	—	989
Total non-current assets	58,552	55,222	834	—	36	1,471	989
Total assets	85,297	74,657	8,057	—	36	1,471	1,076

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,785	—	—	2,785	—	—	—
Trade accounts payable and other	13,428	—	—	13,428	—	—	—
Short-term provisions	410	394	—	16	—	—	—
Accrued expenses and other liabilities	4,505	1,080	—	3,100	—	—	325
Income tax liabilities	232	232	—	—	—	—	—
Liabilities held for sale	50	50	—	—	—	—	—
Total current liabilities	21,410	1,756	—	19,329	—	—	325

Non-current liabilities:
Long-term debt, net of current portion	10,143	—	—	10,143	—	—	—
Deferred tax liabilities	2,684	2,684	—	—	—	—	—
Deferred employee benefits	7,630	7,630	—	—	—	—	—
Long-term provisions	1,612	1,612	—	—	—	—	—
Other long-term obligations	963	204	—	415	—	—	344
Total non-current liabilities	23,032	12,130	—	10,558	—	—	344

Equity:
Equity attributable to the equity holders of the parent	38,789	38,789	—	—	—	—	—
Non-controlling interests	2,066	2,066	—	—	—	—	—
Total equity	40,855	40,855	—	—	—	—	—
Total liabilities and equity	85,297	54,741	—	29,887	—	—	669

	December 31, 2016
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Loan and receivables	Liabilities at amortized cost	Fair value recognized in profit or loss	Available-for-sale assets	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	2,501	—	2,501	—	—	—	—
Restricted cash	114	—	114	—	—	—	—
Trade accounts receivable and other	2,974	—	2,974	—	—	—	—
Inventories	14,734	14,734	—	—	—	—	—
Prepaid expenses and other current assets	1,665	967	455	—	—	—	243
Assets held for sale	259	259	—	—	—	—	—
Total current assets	22,247	15,960	6,044	—	—	—	243

Non-current assets:
Goodwill and intangible assets	5,651	5,651	—	—	—	—	—
Property, plant and equipment and biological assets	34,831	34,782	—	—	49	—	—
Investments in associates and joint ventures	4,297	4,297	—	—	—	—	—
Other investments	926	—	—	—	—	926	—
Deferred tax assets	5,837	5,837	—	—	—	—	—
Other assets	1,353	408	756	—	—	—	189
Total non-current assets	52,895	50,975	756	—	49	926	189
Total assets	75,142	66,935	6,800	—	49	926	432

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	1,885	—	—	1,885	—	—	—
Trade accounts payable and other	11,633	—	—	11,633	—	—	—
Short-term provisions	426	410	—	16	—	—	—
Accrued expenses and other liabilities	3,943	880	—	2,837	—	—	226
Income tax liabilities	133	133	—	—	—	—	—
Liabilities held for sale	95	95	—	—	—	—	—
Total current liabilities	18,115	1,518	—	16,371	—	—	226

Non-current liabilities:
Long-term debt, net of current portion	11,789	—	—	11,789	—	—	—
Deferred tax liabilities	2,529	2,529	—	—	—	—	—
Deferred employee benefits	8,297	8,297	—	—	—	—	—
Long-term provisions	1,521	1,518	—	3	—	—	—
Other long-term obligations	566	186	—	310	—	—	70
Total non-current liabilities	24,702	12,530	—	12,102	—	—	70

Equity:
Equity attributable to the equity holders of the parent	30,135	30,135	—	—	—	—	—
Non-controlling interests	2,190	2,190	—	—	—	—	—
Total equity	32,325	32,325	—	—	—	—	—
Total liabilities and equity	75,142	46,373	—	28,473	—	—	296

Disclosure of fair value measurement of assets
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Available-for-sale financial assets[1]	1,444	—	—	1,444
Derivative financial current assets	—	87	—	87
Derivative financial non-current assets	—	5	984	989
Total assets at fair value	1,444	92	984	2,520
Liabilities at fair value:
Derivative financial current liabilities	—	247	78	325
Derivative financial non-current liabilities	—	158	186	344
Total liabilities at fair value	—	405	264	669

1.	The balance does not include equity investments of 27 carried at cost

As of December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Available-for-sale financial assets[1]	894	—	—	894
Derivative financial current assets	—	243	—	243
Derivative financial non-current assets	—	14	175	189
Total assets at fair value	894	257	175	1,326
Liabilities at fair value:
Derivative financial current liabilities	—	226	—	226
Derivative financial non-current liabilities	—	37	33	70
Total liabilities at fair value	—	263	33	296

1.	The balance does not include equity investments of 32 carried at cost
The following table summarizes the reconciliation of the fair value of the conversion option classified as Level 3 with respect to the call option on the 1,000 mandatory convertible bonds and the fair value of the special payment included in the pellet purchase agreement:

	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Total
Balance as of December 31, 2015	4	—	4
Change in fair value	171	(33)	138
Balance as of December 31, 2016	175	(33)	142
Change in fair value	809	(231)	578
Balance as of December 31, 2017	984	(264)	720

Disclosure of fair value measurement of liabilities
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Available-for-sale financial assets[1]	1,444	—	—	1,444
Derivative financial current assets	—	87	—	87
Derivative financial non-current assets	—	5	984	989
Total assets at fair value	1,444	92	984	2,520
Liabilities at fair value:
Derivative financial current liabilities	—	247	78	325
Derivative financial non-current liabilities	—	158	186	344
Total liabilities at fair value	—	405	264	669

1.	The balance does not include equity investments of 27 carried at cost

As of December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Available-for-sale financial assets[1]	894	—	—	894
Derivative financial current assets	—	243	—	243
Derivative financial non-current assets	—	14	175	189
Total assets at fair value	894	257	175	1,326
Liabilities at fair value:
Derivative financial current liabilities	—	226	—	226
Derivative financial non-current liabilities	—	37	33	70
Total liabilities at fair value	—	263	33	296

1.	The balance does not include equity investments of 32 carried at cost
The following table summarizes the reconciliation of the fair value of the conversion option classified as Level 3 with respect to the call option on the 1,000 mandatory convertible bonds and the fair value of the special payment included in the pellet purchase agreement:

	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Total
Balance as of December 31, 2015	4	—	4
Change in fair value	171	(33)	138
Balance as of December 31, 2016	175	(33)	142
Change in fair value	809	(231)	578
Balance as of December 31, 2017	984	(264)	720

Disclosure of detailed information about borrowings
Long-term debt is comprised of the following:

				December 31,
	Year of maturity	Type of Interest	Interest rate[1]	2017	2016
Corporate
5.5 billion Revolving Credit Facility - 2.3 billion tranche	2019	Floating		—	—
5.5 billion Revolving Credit Facility - 3.2 billion tranche	2021	Floating		—	—
€1.0 billion Unsecured Bonds[2]	2017	Fixed	5.88%	—	568
€500 million Unsecured Notes	2018	Fixed	5.75%	400	351
€400 million Unsecured Notes	2018	Floating	1.70%	480	421
1.5 billion Unsecured Notes[3]	2018	Fixed	6.13%	—	648
€750 million Unsecured Notes	2019	Fixed	3.00%	897	788
1.5 billion Unsecured Notes[4]	2019	Fixed	10.60%	—	842
500 Unsecured Notes	2020	Fixed	5.13%	323	323
CHF 225 million Unsecured Notes	2020	Fixed	2.50%	230	220
€600 million Unsecured Notes	2020	Fixed	2.88%	715	627
1.0 billion Unsecured Bonds	2020	Fixed	5.75%	622	620
1.5 billion Unsecured Notes	2021	Fixed	6.00%	753	752
€500 million Unsecured Notes	2021	Fixed	3.00%	597	523
€750 million Unsecured Notes	2022	Fixed	3.13%	895	786
1.1 billion Unsecured Notes[5]	2022	Fixed	6.75%	655	1,092
€500 million Unsecured Notes	2023	Fixed	0.95%	593	—
500 Unsecured Notes	2025	Fixed	6.13%	497	497
1.5 billion Unsecured Bonds[5]	2039	Fixed	7.50%	1,092	1,466
1.0 billion Unsecured Notes[5]	2041	Fixed	7.25%	619	984
Other loans	2018-2021	Fixed	1.25% - 2.15%	53	29
EIB loan	2019-2025	Fixed	1.16%	420	—
ICO loan	2017	Floating	2.18%	—	7
Other loans	2018 - 2035	Floating	0.01% - 3.99%	672	250
Total Corporate				10,513	11,794

Other loans - Americas	2018 - 2025	Fixed/Floating	0.00% - 10.00%	107	198

Other loans - Europe	2019 - 2027	Fixed/Floating	0.00% - 4.63%	85	30

Total				10,705	12,022
Less current portion of long-term debt				(976)	(697)
Total long-term debt (excluding lease obligations)				9,729	11,325
Long-term lease obligations[6]				414	464
Total long-term debt, net of current portion				10,143	11,789

1.
Rates applicable to balances outstanding at December 31, 2017, including the effect of step-ups and step-downs following rating changes. For debt that has been redeemed in its entirety during 2017, the interest rates refer to the rates at repayment date.

2.	Amount outstanding was repaid at the original maturity, November 17, 2017.

3.	Early redeemed on December 28, 2017.

4.	Early redeemed on April 3, 2017.

5.	Bonds or Notes partially repurchased on October 16, 2017, pursuant to cash tender offer.

6.	Net of current portion of 74 and 65 in 2017 and in 2016, respectively.
Short-term debt, including the current portion of long-term debt, consisted of the following:

	December 31,
	2017	2016
Short-term bank loans and other credit facilities including commercial paper [1]	1,735	1,123
Current portion of long-term debt	976	697
Lease obligations	74	65
Total	2,785	1,885

1.	The weighted average interest rate on short-term borrowings outstanding was 3.1% and 2.7% as of December 31, 2017 and 2016, respectively.
The margin applicable to ArcelorMittal’s principal credit facilities (5.5 billion revolving credit facility and certain other credit facilities) and the coupons on certain of its outstanding bonds are subject to adjustment in the event of a change in its long-term credit ratings. The following table provides details of the outstanding bonds on maturity, the original coupons and the current interest rates for the bonds impacted by changes in the long-term credit rating:

Nominal value	Date of issuance	Repayment date	Original interest rate	Current interest rate[1]	Issued at
€400 million Unsecured Notes	Apr 9, 2015	Apr 9, 2018	Euribor 3M + 2.03%	Euribor 3M + 2.03%	100.00%
€500 million Unsecured Notes	Mar 29, 2012	Mar 29, 2018	4.50%	5.75%	99.71%
€750 million Unsecured Notes	Mar 25, 2014	Mar 25, 2019	3.00%	3.00%	99.65%
500 million Unsecured Notes	Jun 1, 2015	Jun 1, 2020	5.13%	5.13%	100.00%
CHF 225 million Unsecured Notes	Jul 3, 2015	Jul 3, 2020	2.50%	2.50%	100.00%
€600 million Unsecured Notes	Jul 4, 2014	Jul 6, 2020	2.88%	2.88%	99.18%
1.0 billion Unsecured Bonds	Aug 5, 2010	Aug 5, 2020	5.25%	5.75%	98.46%
1.5 billion Unsecured Notes	Mar 7, 2011	Mar 1, 2021	5.50%	6.00%	99.36%
€500 million Unsecured Notes	Apr 9, 2015	Apr 9, 2021	3.00%	3.00%	99.55%
€750 million Unsecured Notes	Jan 14, 2015	Jan 14, 2022	3.13%	3.13%	99.73%
1.1 billion Unsecured Notes	Feb 28, 2012	Feb 25, 2022	6.25%	6.75%	98.28%
€500 million Unsecured Notes	Dec 4, 2017	Jan 17, 2023	0.95%	0.95%	99.38%
500 million Unsecured Notes	Jun 1, 2015	Jun 1, 2025	6.13%	6.13%	100.00%
1.0 billion Unsecured Bonds	Oct 8, 2009	Oct 15, 2039	7.00%	7.50%	95.20%
500 Unsecured Bonds	Aug 5, 2010	Oct 15, 2039	7.00%	7.50%	104.84%
1.0 billion Unsecured Notes	Mar 7, 2011	Mar 1, 2041	6.75%	7.25%	99.18%

1.	Rates applicable at December 31, 2017.

Disclosure of estimated fair value and carrying value of debt
The carrying amount and the estimated fair value of the Company’s short and long-term debt is:

	December 31, 2017		December 31, 2016
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Instruments payable bearing interest at fixed rates	9,862	11,084	11,657	12,666
Instruments payable bearing interest at variable rates	1,331	1,301	894	838
Total long-term debt, including current portion	11,193	12,385	12,551	13,504
Short term bank loans and other credit facilities including commercial paper	1,735	1,731	1,123	1,139
The following tables summarize the Company’s bases used to measure its debt at fair value. Fair value measurement has been classified into three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the measurements.

As of December 31, 2017	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	9,862	9,946	1,138	—	11,084
Instruments payable bearing interest at variable rates	1,331	481	820	—	1,301
Total long-term debt, including current portion	11,193	10,427	1,958	—	12,385
Short term bank loans and other credit facilities including commercial paper	1,735		1,731	—	1,731

As of December 31, 2016	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	11,657	11,939	727	—	12,666
Instruments payable bearing interest at variable rates	894	408	430	—	838
Total long-term debt, including current portion	12,551	12,347	1,157	—	13,504
Short term bank loans and other credit facilities including commercial paper	1,123		1,139	—	1,139

Disclosure of cash and cash equivalents
Cash and cash equivalents consisted of the following:

	December 31,
	2017	2016
Cash at bank	1,701	1,601
Term deposits	297	329
Money market funds[1]	576	571
Total	2,574	2,501

1	Money market funds are highly liquid investments with a maturity of 3 months or less from the date of acquisition.

Reconciliation of liabilities arising from financing activities
The table below details changes in the Company's liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Company's consolidated statements of cash flows from financing activities.

	Long-term debt, net of current portion	Short-term debt and current portion of long term debt
Balance as of December 31, 2016 (note 6.1.2)	11,789	1,885
Proceeds from long-term debt	1,407	—
Payments of long-term debt	(2,691)	—
Amortized cost	19	22
Unrealized foreign exchange effects	589	190
Proceeds from short-term debt	—	1,859
Payments of short-term debt[1]	—	(2,164)
Current portion of long-term debt	(976)	976
Other movements	6	17
Balance as of December 31, 2017 (note 6.1.2)	10,143	2,785

1.	Cash payments by the Company for the reduction of the outstanding liability relating to a lease is classified under other financing activities in the Company's consolidated statements of cash flows.

Schedule of net debt by currency
The Company monitors its net debt in order to manage its capital. The following table presents the structure of the Company’s net debt by original currency at December 31, 2017:

	Total USD	EUR	USD	CHF	ZAR	CAD	Other (in USD)
Short-term debt and current portion of long-term debt	2,785	1,875	291	—	304	191	124
Long-term debt, net of current portion	10,143	4,831	5,044	230	4	1	33
Cash and cash equivalents including restricted cash	(2,786)	(724)	(1,387)	(1)	(249)	(17)	(408)
Net debt	10,142	5,982	3,948	229	59	175	(251)

Disclosure of detailed information about financial instruments
The following tables summarize this portfolio:

	December 31, 2017
	Assets			Liabilities
	Notional Amount	Fair Value	Average Rate[1]	Notional Amount	Fair Value	Average Rate[1]
Interest rate swaps - fixed rate borrowings/loans	6	—	0.98%	6	—	1.01%

Foreign exchange rate instruments
Forward purchase contracts	586	8		3,939	(140)
Forward sale contracts	525	17		774	(11)
Currency swaps purchases	—	—		9	(7)
Currency swaps sales	—	—		1,000	(157)
Exchange option purchases	—	—		338	(7)
Exchange options sales	—	—		319	(5)
Total foreign exchange rate instruments		25			(327)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	20	1		467	(38)
Term contracts purchases	796	65		534	(40)
Options sales/purchases	9	1		—	—
Total raw materials (base metals), freight, energy, emission rights		67			(78)
Total		92			(405)

1.	The average rate is determined for fixed rate instruments on basis of the U.S. dollar and foreign currency rates and for variable rate instruments generally on the basis of Euribor or Libor.

	December 31, 2016
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase contracts	3,784	153	658	(21)
Forward sale contracts	685	10	657	(26)
Currency swaps purchases	138	6	44	(33)
Currency swaps sales	500	4	500	(24)
Exchange option purchases	169	1	37	—
Exchange options sales	109	1	—	—
Total foreign exchange rate instruments		175		(104)
Raw materials (base metals), freight, energy, emission rights
Term contracts sales	329	18	312	(36)
Term contracts purchases	416	64	841	(123)
Option sales/purchases	6	—	6	—
Total raw materials (base metals), freight, energy, emission rights		82		(159)
Total		257		(263)
Fair values of raw material, freight, energy and emission rights instruments categorized as Level 2 are as follows:

	December 31,
	2017	2016
Base metals	26	28
Freight	—	—
Energy (oil, gas, electricity)	—	(1)
Emission rights	(37)	(104)
Total	(11)	(77)

Derivative assets associated with raw materials, energy, freight and emission rights	67	82
Derivative liabilities associated with raw materials, energy, freight and emission rights	(78)	(159)
Total	(11)	(77)

Analysis of financing cost
Financing costs - net recognized in the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year ended December 31,
	2017	2016	2015
Interest expense	(879)	(1,172)	(1,383)
Interest income	56	58	105
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement (note 6.1.5)	578	138	(108)
Accretion of defined benefit obligations and other long term liabilities	(353)	(435)	(399)
Net foreign exchange result	546	(3)	(697)
Other [1]	(823)	(642)	(376)
Total	(875)	(2,056)	(2,858)

1.
Other mainly includes expenses related to true sale of receivables (“TSR”) programs and bank fees. It also includes premiums and fees of 389 relating to the bonds early redeemed in 2017 (399 of premiums and fees relating to bonds early redeemed in 2016). In 2017 and in 2015, other also includes expenses relating to the extension of the mandatory convertible bonds (see note 10.2) of 92 and 79, respectively.

Disclosure of capital management	The Company monitors capital using a gearing ratio, being the ratio of net debt as a percentage of total equity.

	December 31,
	2017	2016
Total equity	40,855	32,325
Net debt	10,142	11,059
Gearing	24.8%	34.2%

Disclosure of maturity analysis for non-derivative financial liabilities
As of December 31, 2017 the scheduled maturities of short-term debt, long-term debt and long-term lease obligations, including their current portion are as follows:

Year of maturity	Amount
2018	2,785
2019	1,211
2020	2,100
2021	1,789
2022	1,710
Subsequent years	3,333
Total	12,928
The contractual maturities of the below financial liabilities include estimated loan repayments, interest payments and settlement of derivatives, excluding any impact of netting agreements. The cash flows are calculated based on market data as of December 31, 2017, and as such are sensitive to movements in mainly forex exchange rates and interest rates. The cash flows are non-discounted, except for derivative financial liabilities where the cash flows equal their fair values.

	December 31, 2017
	Carrying amount	Contractual Cash Flow	2018	2019	from 2020 to 2022	After 2022
Non-derivative financial liabilities
Bonds	(9,458)	(13,514)	(1,309)	(1,306)	(5,658)	(5,241)
Loans over 100	(1,371)	(1,546)	(549)	(118)	(676)	(203)
Trade and other payables	(13,428)	(13,448)	(13,448)	—	—	—
Other loans	(2,099)	(2,232)	(1,444)	(263)	(258)	(267)
Total	(26,356)	(30,740)	(16,750)	(1,687)	(6,592)	(5,711)
Derivative financial liabilities
Foreign exchange contracts	(327)	(327)	(170)	—	(64)	(93)
Other commodities contracts[1]	(342)	(342)	(156)	(37)	(68)	(81)
Total	(669)	(669)	(326)	(37)	(132)	(174)

1.	Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2016
	Carrying amount	Contractual Cash Flow	2017	2018	from 2019 to 2021	After 2021
Non-derivative financial liabilities
Bonds	(11,597)	(18,228)	(1,261)	(2,076)	(6,093)	(8,798)
Loans over 100	(694)	(873)	(546)	(57)	(172)	(98)
Trade and other payables	(11,633)	(11,647)	(11,647)	—	—	—
Other loans	(1,383)	(1,523)	(856)	(124)	(370)	(173)
Total	(25,307)	(32,271)	(14,310)	(2,257)	(6,635)	(9,069)
Derivative financial liabilities
Foreign exchange contracts	(104)	(104)	(73)	(7)	—	(24)
Other commodities contracts[1]	(192)	(192)	(153)	(5)	(1)	(33)
Total	(296)	(296)	(226)	(12)	(1)	(57)

1.	Commodity contracts include base metals, freight, energy and emission rights.

Disclosure of maturity analysis for derivative financial liabilities
The contractual maturities of the below financial liabilities include estimated loan repayments, interest payments and settlement of derivatives, excluding any impact of netting agreements. The cash flows are calculated based on market data as of December 31, 2017, and as such are sensitive to movements in mainly forex exchange rates and interest rates. The cash flows are non-discounted, except for derivative financial liabilities where the cash flows equal their fair values.

	December 31, 2017
	Carrying amount	Contractual Cash Flow	2018	2019	from 2020 to 2022	After 2022
Non-derivative financial liabilities
Bonds	(9,458)	(13,514)	(1,309)	(1,306)	(5,658)	(5,241)
Loans over 100	(1,371)	(1,546)	(549)	(118)	(676)	(203)
Trade and other payables	(13,428)	(13,448)	(13,448)	—	—	—
Other loans	(2,099)	(2,232)	(1,444)	(263)	(258)	(267)
Total	(26,356)	(30,740)	(16,750)	(1,687)	(6,592)	(5,711)
Derivative financial liabilities
Foreign exchange contracts	(327)	(327)	(170)	—	(64)	(93)
Other commodities contracts[1]	(342)	(342)	(156)	(37)	(68)	(81)
Total	(669)	(669)	(326)	(37)	(132)	(174)

1.	Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2016
	Carrying amount	Contractual Cash Flow	2017	2018	from 2019 to 2021	After 2021
Non-derivative financial liabilities
Bonds	(11,597)	(18,228)	(1,261)	(2,076)	(6,093)	(8,798)
Loans over 100	(694)	(873)	(546)	(57)	(172)	(98)
Trade and other payables	(11,633)	(11,647)	(11,647)	—	—	—
Other loans	(1,383)	(1,523)	(856)	(124)	(370)	(173)
Total	(25,307)	(32,271)	(14,310)	(2,257)	(6,635)	(9,069)
Derivative financial liabilities
Foreign exchange contracts	(104)	(104)	(73)	(7)	—	(24)
Other commodities contracts[1]	(192)	(192)	(153)	(5)	(1)	(33)
Total	(296)	(296)	(226)	(12)	(1)	(57)

1.	Commodity contracts include base metals, freight, energy and emission rights.

Disclosure of information about terms and conditions of cash flow hedges
The following tables present the periods in which the derivatives designated as cash flows hedges are expected to mature:

	December 31, 2017
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2019	After 2019
Foreign exchange contracts	(118)	(83)	(25)	(10)	—	—
Commodities	20	9	4	6	1	—
Emission rights	(37)	—	—	(37)	—	—
Total	(135)	(74)	(21)	(41)	1	—

	December 31, 2016
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2018	After 2018
Foreign exchange contracts	87	36	32	19	—	—
Commodities	22	10	2	5	5	—
Emission rights	(104)	—	—	(104)	—	—
Total	5	46	34	(80)	5	—
Associated gains or losses that were recognized in other comprehensive income are reclassified from equity to the consolidated statements of operations in the same period during which the hedged forecasted cash flow affects the consolidated statements of operations. The following table presents the periods in which the realized and unrealized gains or losses on derivatives designated as cash flows hedges recognized in other comprehensive income, net of tax, are expected to impact the consolidated statements of operations:

	December 31, 2017
	Assets/ (liabilities)	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2019	After 2019
Foreign exchange contracts	(141)	(95)	(26)	(20)	—	—
Commodity contracts	19	9	4	5	1	—
Emission rights	84	—	—	7	33	44
Total	(38)	(86)	(22)	(8)	34	44

	December 31, 2016
	Assets/ (liabilities)	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2018	After 2018
Foreign exchange contracts	54	4	29	21	—	—
Commodity contracts	23	11	4	4	4	—
Emission rights	22	—	—	(1)	1	22
Total	99	15	33	24	5	22

Disclosure of detailed information about hedging instruments
Net investment hedges are as follows:

	December 31, 2017
Derivatives	Notional amount	Date traded	Fair value at December 31, 2016	Change in fair value	Fair value as of December 31, 2017[1]
CCS 5Y	500	May 27, 2015	3	(67)	(64)
CCS 10Y	300	May 27, 2015	(14)	(42)	(56)
CCS 10Y	160	May 27, 2015	(8)	(22)	(30)
CCS 10Y	40	May 27, 2015	(2)	(5)	(7)
Total	1,000		(21)	(136)	(157)

1.	The net investment hedges were fully effective. As such, the change in fair value is entirely recorded in other comprehensive income.

	December 31, 2016
Derivatives	Notional amount	Date traded	Fair value at December 31, 2015	Change in fair value	Fair value as of December 31, 2016[1]
CCS 30Y	250	December 3, 2014	56	(56)	—
CCS 30Y	125	December 12, 2014	29	(29)	—
CCS 5Y	500	May 27, 2015	(7)	10	3
CCS 10Y	300	May 27, 2015	(10)	(4)	(14)
CCS 10Y	160	May 27, 2015	(6)	(2)	(8)
CCS 10Y	40	May 27, 2015	(1)	(1)	(2)
Total	1,375		61	(82)	(21)

1.	The net investment hedges were fully effective. As such, the change in fair value is entirely recorded in other comprehensive income.

Sensitivity analysis for types of market risk
The following tables detail the Company’s derivative financial instruments’ sensitivity to a 10% strengthening and a 10% weakening in the U.S. dollar against the euro. A positive number indicates an increase in profit or loss and other equity, where a negative number indicates a decrease in profit or loss and other equity.
The sensitivity analysis includes the Company’s complete portfolio of foreign currency derivatives outstanding. The impact on the non €/$ derivatives reflects the estimated move of such currency pairs, when the U.S. dollar appreciates or depreciates 10% against the euro, based on computations of correlations in the foreign exchange markets in 2017 and 2016.

	December 31, 2017
	Income	Other Equity
10% strengthening in U.S. dollar	(24)	497
10% weakening in U.S. dollar	13	(511)

	December 31, 2016
	Income	Other Equity
10% strengthening in U.S. dollar	(3)	377
10% weakening in U.S. dollar	6	(375)
The following tables detail the Company’s variable interest rate instruments’ sensitivity. A change of 100 basis points (“bp”) in interest rates during the period would have increased (decreased) profit or loss by the amounts presented below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	December 31, 2017
	Floating porting of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	11	—
100 bp decrease	(11)	—

	December 31, 2016
	Floating porting of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	11	—
100 bp decrease	(11)	—

1.	Please refer to note 6.1.4 for a description of net debt (including fixed and floating portion)
The following tables detail the Company’s sensitivity to a 10% increase and decrease in the price of the relevant base metals, energy, freight and emissions rights. The sensitivity analysis includes only outstanding, un-matured derivative instruments either held for trading at fair value through the consolidated statements of operations or designated in hedge accounting relationships.

	December 31, 2017
	Income	Other Equity Cash Flow Hedging Reserves
+10% in prices
Base Metals	4	30
Iron Ore	—	—
Emission rights	—	45
Energy	1	—
-10% in prices
Base Metals	(4)	(30)
Iron Ore	—	—
Emission rights	—	(45)
Energy	(1)	—

	December 31, 2016
	Income	Other Equity Cash Flow Hedging Reserves
+10% in prices
Base Metals	4	18
Iron Ore	(10)	1
Emission rights	—	32
Energy	(8)	1
-10% in prices
Base Metals	(3)	(18)
Iron Ore	10	(1)
Emission rights	—	(32)
Energy	8	(1)